INVENTORIES - Schedule of inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVENTORIES
Finished goods	¥ 295,967		¥ 207,078
Raw materials	212,286		349,226
Gross	508,253		556,304
Less: provisions for inventories write-downs	(66,034)		(54,013)
Net	¥ 442,219	$ 62,285	¥ 502,291